Subsequent event (Details) $ in Thousands	Nov. 30, 2025 MXN ($)	May 31, 2025 MXN ($)	Apr. 25, 2025 MXN ($)	Apr. 26, 2024 MXN ($) installment	Sep. 20, 2023 MXN ($)	Jun. 22, 2023 MXN ($)	Apr. 21, 2023 MXN ($) installment	Apr. 22, 2022 MXN ($) installment
Subsequent event
Dividends approved				$ 4,250,000	$ 500,000	$ 1,800,000	$ 2,300,000	$ 2,300,000
Number of installments for payment of a cash dividend | installment				2			2	2
Declaration of Dividend
Subsequent event
Dividends approved	$ 2,250,000	$ 2,250,000	$ 4,500,000
Number of installments for payment of a cash dividend			2